Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	$ 1,272	$ 54	$ 4,844
Derivative liability	268,249	364,802	442,311
Fair Value, Inputs, Level 1 [Member]
Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	1,272	54	4,844
Fair Value, Inputs, Level 3 [Member]
Note 1 – Description Of Business and Summary of Significant Accounting Policies (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liability	$ 268,249	$ 364,802	$ 442,311